Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment

15. Property, plant and equipment

FULLY OWNED	Land, buildings & leasehold improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2022	€26,131	€46,270	€7,829	€60,324	€140,555
Impact of acquisitions of businesses	29	2,117	108		2,254
Additions	914	5,688	3,438	19,296	29,336
Sales and disposals	(2,846)	(600)	(1,344)		(4,790)
Reclassifications	64,286	3,580	167	(68,033)	—
Translation differences	205	(15)	43		233
On December 31, 2022	88,719	57,040	10,241	11,587	167,588
Additions	6,754	6,472	268	3,329	16,823
Sales and disposals	(4,403)	(24,057)	(1,067)	(7,655)	(37,182)
Reclassifications	95	272	124	(491)	—
Reclassifications to assets in disposal group classified as held for sale	(739)		(249)		(988)
Translation differences	279	(49)	36		266
On December 31, 2023	€90,705	€39,678	€9,353	€6,770	€146,507

Depreciations and impairment
On January 1, 2022	€5,505	€24,749	€4,582	€—	€34,837
Depreciation	4,433	4,336	1,265		10,034
Sales and disposals	(2,173)	(574)	(1,328)		(4,075)
Translation differences	49	(1)	18		66
On December 31, 2022	7,814	28,510	4,537	—	40,862
Depreciation	4,603	4,355	1,290		10,248
Impairment				7,645	7,645
Sales and disposals	(1,194)	(13,676)	(827)	(7,645)	(23,342)
Reclassifications to assets in disposal group classified as held for sale	(161)		(129)		(290)
Translation differences	156	(11)	19		164
On December 31, 2023	€11,218	€19,178	€4,891	€—	€35,287

Carrying amount
On December 31, 2022	€80,905	€28,530	€5,704	€11,587	€126,726
On December 31, 2023	€79,487	€20,500	€4,463	€6,770	€111,220

The sales and disposals of 2023 mainly relate to the transaction with NovAlix. We refer to note 28 “Details of the NovAlix transaction” for more information.

The other tangible assets primarily consist of assets under construction, which are not yet available for use and therefore not yet depreciated as per December 31, 2023. In 2023 we recorded an impairment of €7.6 million on the construction project in Mechelen (Belgium), following a re-assessment of the project.

During 2022, the construction of our new building in Oegstgeest (the Netherlands) was completed which explains the reclassification from “other tangible assets” to “land, building and building improvements” for €64.3 million.

RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total

	(Euro, in thousands)
Acquisition value

On January 1, 2022	€37,461	€593	€10,184	€48,239
Additions	703		3,603	4,306
Sales and disposals	(3,554)	(156)	(1,274)	(4,984)
Translation differences	224		(8)	216
On December 31, 2022	34,834	437	12,505	47,777
Additions	1,726		1,724	3,450
Sales and disposals	(11,497)	(186)	(1,897)	(13,580)
Reclassifications to assets in disposal group classified as held for sale	(2,091)		(4,683)	(6,774)
Translation differences	202		3	205
On December 31, 2023	€23,174	€251	€7,652	€31,078

Depreciations and impairment

On January 1, 2022	€12,500	€374	€3,569	€16,444
Depreciation	4,421	134	3,141	7,696
Sales and disposals	(2,602)	(156)	(1,235)	(3,993)
Translation differences	105		(2)	103
On December 31, 2022	14,424	352	5,473	20,250
Depreciation	3,342	57	3,450	6,849
Sales and disposals	(5,922)	(186)	(1,871)	(7,979)
Reclassifications to assets in disposal group classified as held for sale	(699)		(2,580)	(3,279)
Translation differences	134		1	135
On December 31, 2023	€11,279	€223	€4,473	€15,976

Carrying amount

On December 31, 2022	€20,410	€85	€7,032	€27,526
On December 31, 2023	€11,895	€28	€3,179	€15,101

		December 31,
		2023	2022

		(Euro, in thousands)
Carrying amount
Property, plant and equipment fully owned		€111,220	€126,726
Right-of-use		15,101	27,526
Total property, plant and equipment		€126,321	€154,252

The sales and disposals of 2023 mainly relate to the transaction with NovAlix. We refer to note 28 “Details of the NovAlix transaction” for more information.

We refer to note 24 Lease liabilities for a detail of the lease liabilities related to these right-of-use assets.

There are no pledged items of property, plant and equipment. There are also no restrictions in use on any items of property, plant and equipment.